Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument - CHF (SFr)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance		SFr 4,353	SFr 2,110,728
Financing Cash Flows	[1]	1,522,931	(1,463,328)
Fair value revaluation		219,315	(663,725)
Other changes	[2]	(905,922)	20,678
Balance		840,677	4,353
Derivative financial instrument [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance		4,353	675,328
Financing Cash Flows	[1]
Fair value revaluation		219,315	(663,725)
Other changes	[2]	93,089	(7,250)
Balance		316,757	4,353
Loans [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of derivative financial instrument [Line Items]
Balance			1,435,400
Financing Cash Flows	[1]	1,522,931	(1,463,328)
Fair value revaluation
Other changes	[2]	(999,011)	27,928
Balance		SFr 523,920

[1]	The financing cash flows are from loan borrowings or loan repayments.
[2]	Other non-cash changes include recognition of derivative, partial conversion and amortization of convertible loan, accrued interest and Foreign Exchange-Difference.